Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
8.
       Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Manager whereby the Manager provided technical and commercial vessel management for a fixed daily fee of Euro
685
for
2014,
2015
and
2016,
under the Company’s Master Management Agreement (see below). An additional fixed management fee (see below) is paid to the Manager for the provision of various management services. Vessel management fees paid to the Manager amounted to
$4,894,559,
$4,151,335
and
$3,179,596
in
2014,
2015
and
2016,
respectively.

The management agreement provides for an annual adjustment of the daily management fee due to inflation to take effect
January
1
of each year. Laid-up vessels are billed for half of the daily fee for the period they are laid-up. The Company’s Master Management Agreement (“MMA”) with the Manager was originally effective as of
January
1,
2011
and with an initial term of
five
years until
January
1,
2016.
The Master Management Agreement, as periodically amended and restated, will automatically be extended after the initial five
-year period for an additional
five
-year period unless terminated on or before the
90th
day preceding the initial termination date. Pursuant to the Master Management Agreement, each ship owning company has signed – and each future ship owning company when a vessel is acquired will sign - with the Manager a management agreement with the rate and term of these agreements set in the Master Management Agreement effective at such time. The MMA was amended and restated as of
January
1,
2012
to reflect a
5%
discount of the daily vessel management fee for the period during which the number of the Euroseas owned vessels (including vessels in which Euroseas is a part owner) managed by the Manager is greater than
20
(“volume discount”); it was further renewed as of
January
1,
2014
for a new
five
year term until
January
1,
2019.
As of
December
31,
2016,
there are
13
vessels in the Company’s fleet and
10
vessels in the fleet of the Company’s Euromar LLC joint venture. Starting
January
1,
2013,
the daily vessel management fee was adjusted to
720
Euros per day per vessel in operation and
360
Euros per day per vessel in lay-up before the
5%
discount. The fee remained unchanged for the subsequent years starting
January
1,
2014,
2015,
2016
and
2017.
After the
5%
discount, Euroseas pays to the Manager a fee of
685
Euros per day per vessel in operation and
342.5
Euros per day per vessel in lay-up, as the number of vessels wholly or partly owned by Euroseas and managed by the Manager has been in excess of
20.
These fees are recorded under “Related party management fees” in the “Consolidated statements of operations”.

In addition to the vessel management services, the Manager provides management services for the Company’s needs as a public company. In
2014,
2015
and
2016
compensation for such services to the Company as a public company was
$2,000,000
remaining unchanged and it remains unchanged for
2017.
These amounts are recorded in “Other general and administrative expenses” in the “Consolidated statements of operations.”

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists. As of
December
31,
2015
and
2016,
the amounts due to related company were
$322,703
and
$11,539
respectively. Based on the Master Management Agreement between Euroseas Ltd. and Euroseas’ ship owning subsidiaries and the Manager an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced in the beginning of the quarter to the Manager.

The Company in
November
2016
reached an agreement with a related party, COLBY Trading Ltd a company controlled by the Pittas family and affiliated to its CEO, to draw a
$2
million loan to finance working capital needs with an interest rate of
10%
per annum. Interest on the loan would be payable quarterly, there would be no principal repayments until
January
2018
when the loan would mature and there would be no prepayment penalty. The Company fully repaid this loan along with the first
interest payment of
$50,556
at the end of
February
2017.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales price and
1.25%
of charter revenues. Commissions to Eurochart S.A. for vessel sales were
$0,
$77,022
and
$55,796
in
2014,
2015
and
2016
respectively. A commission of
1%
of the purchase price is also paid to Eurochart S.A. by the seller of the vessel for the acquisitions the Company makes; Eurochart S.A also received a commission of
$602,200,
$141,700
and
$243,500
in
2014,
2015
and
2016,
respectively, for vessels the Company acquired including payments made under its newbuilding contracts. Commissions to Eurochart S.A. for chartering services were,
$517,828,
$475,792
and
$372,806
in
2014,
2015
and
2016,
respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”); and with a crewing agent Technomar Crew Management Services Corp (“Technomar”). Technomar is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies. Sentinel is paid a commission on premium not exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were,
$131,448
and
$215,915
in
2014
and
$129,564
and
$175,586
in
2015
and
$104,708
and
$128,369
in
2016,
respectively.  These amounts are recorded in “Vessel operating expenses” in the “Consolidated statements of operations.”

As of
February
25,
2016,
the management of the newly delivered vessel, M/V “Xenia” is performed by Eurobulk (Far East) Ltd., Inc. This is an affiliate company controlled by members of the Pittas family. Eurobulk (Far East) Ltd., Inc. is located in Manilla, the Philippines and provides M/V “Xenia” with technical, commercial and accounting services. The terms of the management agreement between Kamsarmax One Shipping Ltd., the owner of M/V “Xenia”, and Eurobulk (Far East) Ltd., Inc. are similar to agreements that our other subsidiaries have with the Manager.

On
December
23,
2016,
the Company acquired M/V “RT Dagr” from entities managed by Tennenbaum Capital Partners (Tennenbaum Opportunities Fund V, LP and Tennenbaum Opportunities Fund VI, LLC) by issuing
900,000
shares of common stock as consideration for the value of the vessel and fuel on board. The fair value of the shares at issuance was
$1.8
million.